INCOME TAXES (Tables)	12 Months Ended
Nov. 27, 2016
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 27, 2016		November 29, 2015		November 30, 2014
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$142,541	35.0%	$108,639	35.0%	$53,849	35.0%
State income taxes, net of U.S. federal impact	6,943	1.7%	8,938	2.9%	7	—
Impact of foreign operations	(28,727)	(7.1)%	(7,286)	(2.3)%	(5,296)	(3.4)%
Reassessment of tax liabilities	(2,387)	(0.6)%	(7,577)	(2.4)%	(3,466)	(2.3)%
Deduction related to subsidiaries	(6,788)	(1.7)%	(8,060)	(2.6)%	—	—
Write-off of deferred tax assets	—	—	1,718	0.6%	4,899	3.2%
Other, including non-deductible expenses	4,469	1.2%	4,135	1.2%	(448)	(0.3)%

Total	$116,051	28.5%	$100,507	32.4%	$49,545	32.2%

Schedule of income before income tax, domestic and foreign

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Domestic	$189,478	$194,540	$31,733
Foreign	217,782	115,858	122,121

Total income before income taxes	$407,260	$310,398	$153,854

Schedule of components of income tax expense (benefit)

Income tax expense consisted of the following:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
U.S. Federal
Current	$7,122	$3,299	$15,470
Deferred	66,840	56,155	(1,983)

	$73,962	$59,454	$13,487

U.S. State
Current	$2,097	$1,334	$4,096
Deferred	4,846	7,604	(4,089)

	$6,943	$8,938	$7

Foreign
Current	$40,754	$37,488	$58,156
Deferred	(5,608)	(5,373)	(22,105)

	$35,146	$32,115	$36,051

Consolidated
Current	$49,973	$42,121	$77,722
Deferred	66,078	58,386	(28,177)

Total income tax expense	$116,051	$100,507	$49,545

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Deferred tax assets
Foreign tax credit carryforwards	$92,845	$116,862
State net operating loss carryforwards	8,721	12,412
Foreign net operating loss carryforwards	85,095	91,235
Employee compensation and benefit plans	247,235	255,458
Advance royalties	58,633	69,881
Accrued liabilities	28,680	31,915
Sales returns and allowances	29,338	26,461
Inventory	14,272	17,196
Property, plant and equipment	6,971	16,459
Other	14,472	17,528

Total gross deferred tax assets	586,262	655,407
Less: Valuation allowance	(68,212)	(75,753)

Deferred tax assets, net of valuation allowance	518,050	579,654

Deferred tax liabilities
Unrealized gains or losses on investments	—	(344)

Total net deferred tax assets	$518,050	$579,310

Net deferred tax assets	$586,262	$655,063
Valuation allowance	(68,212)	(75,753)

Total net deferred tax assets	$518,050	$579,310

Summary of valuation allowance

The following table details the changes in valuation allowance during the year ended November 27, 2016:

	Valuation Allowance at November 29, 2015	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 27, 2016
	(Dollars in thousands)
U.S. state net operating loss carryforwards	$3,500	$(1,780)	$—	$1,720
Foreign net operating loss carryforwards and other foreign deferred tax assets	72,253	(3,247)	(2,514)	66,492

	$75,753	$(5,027)	$(2,514)	$68,212

Schedule of unrecognized tax benefits roll forward

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 27, 2016 and November 29, 2015:

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Unrecognized tax benefits beginning balance	$32,704	$41,571
Increases related to current year tax positions	1,970	3,687
Increases related to tax positions from prior years	45	—
Decreases related to tax positions from prior years	(584)	(4,723)
Settlement with tax authorities	—	—
Lapses of statutes of limitation	(4,266)	(7,576)
Other, including foreign currency translation	(816)	(255)

Unrecognized tax benefits ending balance	$29,053	$32,704

Summary of tax years under audit or open and subject to audit

The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2009 – 2016
California	2006 – 2016
Belgium	2012 – 2016
United Kingdom	2014 – 2016
Spain	2012 – 2016
Mexico	2010 – 2016
Canada	2012 – 2016
China	2011 – 2016
Hong Kong	2011 – 2016
India	2008 – 2016
Italy	2007 – 2016
France	2014 – 2016
Japan	2011 – 2016
Russia	2014 – 2016
Germany	2011 – 2016